Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Nordic Fund - Fidelity Nordic Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	49.09%
Annual Return 2014	(4.89%)
Annual Return 2015	11.49%
Annual Return 2016	(2.48%)
Annual Return 2017	23.66%
Annual Return 2018	(11.50%)
Annual Return 2019	17.22%
Annual Return 2020	43.00%
Annual Return 2021	13.09%
Annual Return 2022	(19.29%)